Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2020
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")
Note 5 - Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2020	2019	2018
Profit/(loss) for the period used for calculation of EPS - basic	$266,266	$73,679	$(46,927)
Interest and amortization on the convertible notes	$6,766	$12,177	$-
Profit/(loss) for the period used for calculation of EPS - dilutive	$273,032	$85,856	$(46,927)

Basic earnings per share:
Weighted average shares outstanding - basic	155,712,886	143,437,164	143,429,610

Diluted earnings per share:
Weighted average shares outstanding - basic	155,712,886	143,437,164	143,429,610
Dilutive equity awards	65,873	133,342	5,311
Dilutive shares related to convertible notes	14,275,217	24,589,370	-
Weighted average shares outstanding - dilutive	170,053,975	168,159,876	143,434,921